Leases Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Leases Obligations [Abstract]
Amount of Liabilities for Assets in Lease

The amount of liabilities for assets in a lease as of December 31, 2018 were as follows:

	Future minimum lease payments		Interest		Present value of minimum lease payments
Less than one year	Ps.	17,938	Ps.	(3,428)	Ps.	14,510

Less than two years	Ps.	13,460	Ps.	(2,330)	Ps.	11,130
Less than three years		11,819		(1,460)		10,359
Less than four years		11,008		(618)		10,390
Five years and over		1,851		(41)		1,810
Liabilities for assets in lease long term		38,138		(4,449)		33,689
Total liabilities for leased assets	Ps.	56,076	Ps.	(7,877)	Ps.	48,199

	2018
Operating lease commitment as of December 31, 2017	Ps.	62,948
Discount of the present value using the incremental loan rate as of January 1, 2018		(4,257)
Short term leases		(680)
Liabilities for assets in lease as of January 1, 2018		58,011

Acquisitions of assets in lease		5,425
Interest paid on leasing		(3,733)
Payment of lease obligations		(11,504)
Liabilities for assets in lease	Ps.	48,199

	Future minimum lease payments		Interest		Present value of minimum lease payments
Less than one year	Ps.	15,067	Ps.	(2,490)	Ps.	12,577

Less than two years	Ps.	13,445	Ps.	(1,525)	Ps.	11,920
Less than three years		11,496		(612)		10,884
Less than four years		1,850		(39)		1,811
Liabilities for assets in lease long term		26,791		(2,176)		24,615
Total liabilities for leased assets	Ps.	41,858	Ps.	(4,666)	Ps.	37,192

	2019
Liabilities for assets in lease as of December 31, 2018	Ps.	48,199
Acquisitions of assets in lease		8,957
Interest paid on leasing		(3,703)
Payment of lease obligations		(16,261)
Liabilities for assets in lease	Ps.	37,192